Revenues - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2011 Tranches	Aug. 31, 2009	May 31, 2011	Dec. 31, 2011	Sep. 30, 2010	Feb. 28, 2013
Deferred Revenue Arrangement [Line Items]
Revenue	$ 2,089,831	$ 9,001,738	$ 12,427,292	$ 11,383,322
Collaboration agreement, license revenue			5,159,425	5,773,728
Collaboration agreement, milestone payments			1,128,630	257,200
Research and development services revenue			3,591,855	3,794,022
Grant revenue			2,547,382	1,558,372
BioChancePLUS
Deferred Revenue Arrangement [Line Items]
Grant revenue				92,956
BIO Cluster M4 [Member]
Deferred Revenue Arrangement [Line Items]
Grant received			117,023	286,175
Funding rate			40.00%
Seventh Research Framework Program (FP7 Agreement) [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments					8,259,600
Grant revenue			2,430,358	1,179,242
Grant received			2,915,559
Funding rate					64.00%
Tranches of payments					3
Maximum | BIO Cluster M4 [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments			1,375,017
Other Arrangement [Member]
Deferred Revenue Arrangement [Line Items]
Research and development services revenue			138,091
Allergan Inc
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments	13,000,000
Allergan Inc | Maximum
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments			13,000,000
Allergan Inc | Up-front Payment Arrangement
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, license revenue						10,000,000
Daiichi Sankyo Inc
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments							102,100,000
Research collaboration agreement, estimated period	2 years		2 years
Collaboration agreement, milestone payments	400,000	700,000	1,100,000	300,000
Collaboration agreement, revenue recognized	1,100,000	4,300,000	5,600,000	7,300,000
Daiichi Sankyo Inc | Maximum
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments			112,100,000
Daiichi Sankyo Inc | Research Milestones
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments							3,000,000
Daiichi Sankyo Inc | Research Milestones | Maximum
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments			3,200,000
Daiichi Sankyo Inc | Development Milestones
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments							42,300,000
Daiichi Sankyo Inc | Development Milestones | Maximum
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments			46,100,000
Daiichi Sankyo Inc | Commercial Milestones
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments							56,800,000
Daiichi Sankyo Inc | Commercial Milestones | Maximum
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments			61,900,000
Daiichi Sankyo Inc | Additional diagnostic milestones
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments							900,000
Daiichi Sankyo Inc | Additional diagnostic milestones | Maximum
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments			900,000
Daiichi Sankyo Inc | Up-front Payment Arrangement
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, license revenue			10,100,000				10,100,000
Sanofi
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments	300,000	0
Collaboration agreement, revenue recognized	700,000	2,500,000	4,200,000	2,500,000
Description of factors in determining milestones substantive	Factors considered in determining the options were substantive were whether (i) Sanofi could obtain the overall objective of the agreement without exercising any options, (ii) Sanofi was able to obtain value from the initial licenses obtained without exercising any options, (iii) the cost to exercise the options was significant relative to the total upfront payment of $4.9 million for two licenses and four options, and (iv) exercising the option created additional financial commitments for Sanofi or imposed economic penalties on Sanofi.		Factors considered in determining the options were substantive were whether (i) Sanofi could obtain the overall objective of the agreement without exercising any options, (ii) Sanofi was able to obtain value from the initial licenses obtained without exercising any options, (iii) the cost to exercise the options was significant relative to the total upfront payment of $4.9 million for two licenses and four options, and (iv) exercising the option created additional financial commitments for Sanofi or imposed economic penalties on Sanofi.
Collaborative arrangement, consideration									8,100,000
Sanofi | Expired Option Agreement [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, revenue recognized								700,000
Sanofi | Options Exercised
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, revenue recognized			350,000
Collaborative arrangement, consideration										350,000
Sanofi | Options, Exercised Price [Member]
Deferred Revenue Arrangement [Line Items]
Collaborative arrangement, consideration										1,400,000
Sanofi | Maximum
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments			63,600,000						58,300,000
Sanofi | Research Milestones | Maximum
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments			2,300,000						2,100,000
Sanofi | Development Milestones | Maximum
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments			36,500,000						33,500,000
Sanofi | Commercial Milestones | Maximum
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments			24,800,000						22,700,000
Sanofi | Licenses
Deferred Revenue Arrangement [Line Items]
Collaborative arrangement, consideration									3,500,000
Sanofi | Options to acquire additional licenses
Deferred Revenue Arrangement [Line Items]
Collaborative arrangement, consideration									1,400,000
Sanofi | Research Services
Deferred Revenue Arrangement [Line Items]
Research collaboration agreement, estimated period			2 years
Collaborative arrangement, consideration									3,200,000
Sanofi | Research Services | Extension Term
Deferred Revenue Arrangement [Line Items]
Research collaboration agreement, estimated period			40 months
Sanofi | Licensing Agreements [Member]
Deferred Revenue Arrangement [Line Items]
Collaborative arrangement, consideration									3,500,000
Sanofi | Research and Development Arrangement
Deferred Revenue Arrangement [Line Items]
Research collaboration agreement, estimated period			2 years
Collaborative arrangement, consideration									3,200,000
Sanofi | Research and Development Arrangement | Extension Term
Deferred Revenue Arrangement [Line Items]
Research collaboration agreement, estimated period			40 months
Sanofi | Up-front Payment Arrangement
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, license revenue			4,900,000						4,900,000
Collaboration Partner One
Deferred Revenue Arrangement [Line Items]
Revenue			5,573,441	7,306,622
Collaboration Partner Two
Deferred Revenue Arrangement [Line Items]
Revenue			4,168,278	2,507,287
Government Grant
Deferred Revenue Arrangement [Line Items]
Revenue			$ 2,430,358	$ 1,179,242